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Boston Partners Institutional | WPG Partners Small/Micro Cap Value Fund
SUMMARY SECTION — WPG PARTNERS SMALL/MICRO CAP VALUE FUND
Investment Objective
The Fund seeks capital appreciation by investing primarily in common stocks, securities convertible into common stocks and in special situations.
Expenses and Fees

This table describes the fees and expenses that you may pay if you buy, hold, and sell Institutional Class shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Boston Partners Institutional Class WPG Partners Small/Micro Cap Value Fund INSTITUTIONAL
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	1.23%
Fee Waivers and/or Expense Reimbursements	(0.13%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	1.10%
[1]	The Fund's investment adviser, Boston Partners Global Investors, Inc. (the "Adviser") has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund's Institutional Class shares exceeds 1.10% of the average daily net assets attributable to the Fund's Institutional Class shares. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.10%: short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until February 28, 2021 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time, the Fund's total annual fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.10% or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Boston Partners Institutional Class | WPG Partners Small/Micro Cap Value Fund | INSTITUTIONAL | USD ($)	1,121	3,775	6,632	14,772

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the fiscal year ended August 31, 2019, the portfolio turnover rate for the Fund was 79% of the average value of its portfolio.

Summary of Principal Investment Strategies

Currently, the Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in equity securities of U.S. companies that, at the time of purchase, have a market capitalization that is within the range of the market capitalization of issuers in the Russell 2000® Value Index. As of November 30, 2019, the median market capitalization of the companies in the Russell 2000® Value Index is $666 million and the largest stock is $6.7 billion. The Fund may invest in depositary receipts and equity securities of foreign companies. Although the Fund invests primarily in common stocks, the Fund may invest in all types of equity and equity-related securities, including (without limitation):

● Securities convertible into common stocks.

● Shares of real estate investment trusts ("REITs").

● Warrants and rights to purchase common stocks.

● Preferred stocks.

● Exchange-traded limited partnerships.

Special Situations: The Fund may invest in companies that may experience unusual and possibly unique developments which may create a special opportunity for significant returns. Special situations include: significant technological improvements or important discoveries; reorganizations, recapitalizations or mergers; favorable resolutions of litigation; new management or material changes in company policies; and actual or potential changes in control of a company.

Strategies: The Adviser uses a value approach to select the Fund's investments. Using this investment style, the Adviser seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect what the Adviser believes to be their intrinsic values. The Adviser employs a bottom-up strategy, focusing on undervalued industries that the Adviser believes are experiencing positive change. The Adviser then uses both qualitative and quantitative methods to assess a security's potential value. The portfolio managers managing the Fund meet with a multitude of companies annually to identify companies with increasing returns on capital in their core businesses which are selling at attractive valuations.

Factors the Adviser looks for in selecting investments include (without limitation):

● Increasing returns on invested capital.

● Companies who have demonstrated an ability to generate high return on invested capital (ROIC).

● Companies which provide solid cash flows with appropriate capital.

● Potential catalysts such as new products, cyclical upturns and changes in management.

● Low market valuations relative to earnings forecast, book value, cash flow and sales.

The Adviser will sell a stock when it no longer meets one or more investment criteria, either through obtaining target value or due to an adverse change in fundamentals or business momentum. Each holding has a target valuation established at purchase, which the Adviser constantly monitors and adjusts as appropriate.

Summary of Principal Risks

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund's principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

● Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its investment adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders.

● Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

● Foreign Custody Risk. The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund's custodian (each a "Foreign Custodian"). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund's ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

● Foreign Securities Risk. International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

● Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

● Market Risk. The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the price of these stocks will not move even lower.

● Micro-Cap Companies Risk. Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

● REITs Risk. REITs may be affected by economic forces and other factors related to the real estate industry. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds and unexpected vacancies of properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, interest rate risks (especially mortgage REITs) and liquidity risk. REITs that invest in real estate mortgages are also subject to prepayment risk. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, engage in dilutive offerings and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law or (ii) maintain their exemptions from registration under the 1940 Act.

● Rights and Warrants Risk. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right's or warrant's expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

● Small-Cap Companies Risk. The stocks of smaller companies may be subject to more abrupt, erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent on a small or inexperienced management group, and their securities may trade less frequently and in lower volume than securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

● Special Situations Risk. The Fund will seek to benefit from "special situations," such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the "special situation" might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer's securities and fail to produce gains or produce a loss for the Fund.

Performance Information

The bar chart and table below illustrate the long-term performance of the WPG Partners Small/Micro Cap Value Fund's Institutional Class. The bar chart below shows you how the performance of the Fund's Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	28.51% (quarter ended June 30, 2009)
Worst Quarter:	-25.00% (quarter ended September 30, 2011)

The year-to-date total return for the nine months ended September 30, 2019 was 13.99%.

Average Annual Total Returns for the Periods Ended December 31, 2018

The table below compares the average annual total returns for the Fund's Institutional Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods.

Average Annual Total Returns - Boston Partners Institutional Class - WPG Partners Small/Micro Cap Value Fund		1 Year	5 Years	10 Years
INSTITUTIONAL		(21.77%)	(3.84%)	8.45%
INSTITUTIONAL | After Taxes on Distributions	[1]	(23.84%)	(5.72%)	7.14%
INSTITUTIONAL | After Taxes on Distributions and Sales		(12.53%)	(3.24%)	6.72%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)		(12.86%)	3.61%	10.40%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Returns After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.